Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 2,882,000,000	$ 2,354,000,000	$ 1,313,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342,000,000)	(467,000,000)	(339,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(4.20%)	(6.90%)	(9.00%)
State and local taxes, net of federal	55,000,000	30,000,000	27,000,000
State and local taxes, net of federal (as a percent)	0.70%	0.40%	0.70%
Interest and penalties, net of tax	22,000,000	25,000,000	16,000,000
Interest and penalties, net of tax (as a percent)	0.30%	0.40%	0.40%
U.S. research and production incentives	(80,000,000)	(152,000,000)	(74,000,000)
U.S. research and production incentives (as a percent)	(1.00%)	(2.30%)	(2.00%)
Other-net	(27,000,000)	(7,000,000)	(5,000,000)
Other-net (as a percent)	(0.30%)	(0.10%)	(0.10%)
Total of taxes at statutory rate plus increases and decreases	2,510,000,000	1,783,000,000	938,000,000
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	30.50%	26.50%	25.00%
Prior year tax and interest adjustments	(300,000,000)	41,000,000	(34,000,000)
Prior year tax and interest adjustments (as a percent)	(3.70%)	0.60%	(0.90%)
Nondeductible goodwill	318,000,000	33,000,000	0
Nondeductible goodwill (as a percent)	3.90%	0.50%	0.00%
Release of valuation allowances	0	(24,000,000)	(26,000,000)
Release of valuation allowances (as a percent)	0.00%	(0.30%)	(0.70%)
Non-U.S. earnings reinvestment changes	0	(113,000,000)	0
Non-U.S. earnings reinvestment changes (as a percent)	0.00%	(1.70%)	0.00%
Tax law change related to Medicare subsidies	0	0	90,000,000
Tax law change related to Medicare subsidies (as a percent)	0.00%	0.00%	2.40%
Provision (benefit) for income taxes	2,528,000,000	1,720,000,000	968,000,000
Provision (benefit) for income taxes (as a percent)	30.70%	25.60%	25.80%
Settlement benefit, previously unrecognized tax benefits	(188,000,000)
Settlement benefit, interest and penalties	(96,000,000)
Impairment of nondeductible goodwill	203,000,000
Divestiture of nondeductible goodwill	115,000,000	33,000,000
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	$ 15,000,000,000